Related party transactions - Summary of Expenses Charged by Controlling Shareholder (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Interest expense	[1]	$ 426	$ 436	$ 835	$ 898
Cost of revenue
Related Party Transaction [Line Items]
Royalty expense		622	698	1,241	1,450
Interest expense
Related Party Transaction [Line Items]
Interest expense		411	436	843	881
General and administrative expense
Related Party Transaction [Line Items]
Rent expense		323	307	657	624
Other expense		$ 1,194	$ 38	$ 2,319	$ 135

[1]	Includes related party interest expense of $411 and $436 for the three months ended June 30, 2024 and 2023, respectively, and $843 and $881 for the six months ended June 30, 2024 and 2023, respectively (see Note 12).